Prepayments (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Schedule of prepayments
	December 31,	December 31,
	2022	2021
Advance payments to suppliers	659,861	1,437,708
Insurance	49,405	137,418
Total prepayments	709,266	1,575,126